Other comprehensive income (loss) - Changes in Accumulated other comprehensive income (loss) (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2024	Sep. 30, 2023
Accumulated other comprehensive income (loss) [Line Items]
Balance at beginning of year		¥ 459,984	¥ 318,454
Other comprehensive income (loss) before reclassifications		(87,626)	123,877
Reclassifications out of accumulated other comprehensive income (loss)	[1]	371	231
Net change during the period		(87,255)	124,108
Balance at end of period		372,729	442,562
Cumulative translation adjustments [Member]
Accumulated other comprehensive income (loss) [Line Items]
Balance at beginning of year		444,071	242,767
Other comprehensive income (loss) before reclassifications		(95,531)	171,562
Reclassifications out of accumulated other comprehensive income (loss)	[1]		6
Net change during the period		(95,531)	171,568
Balance at end of period		348,540	414,335
Pension liability adjustment [Member]
Accumulated other comprehensive income (loss) [Line Items]
Balance at beginning of year		(19,512)	(32,174)
Other comprehensive income (loss) before reclassifications		(1,507)	348
Reclassifications out of accumulated other comprehensive income (loss)	[1]	552	421
Net change during the period		(955)	769
Balance at end of period		(20,467)	(31,405)
Net unrealized gain (loss) on non-trading debt securities [Member]
Accumulated other comprehensive income (loss) [Line Items]
Balance at beginning of year
Other comprehensive income (loss) before reclassifications		(27)
Reclassifications out of accumulated other comprehensive income (loss)	[1]
Net change during the period		(27)
Balance at end of period		(27)
Own credit adjustments [Member]
Accumulated other comprehensive income (loss) [Line Items]
Balance at beginning of year		35,425	107,861
Other comprehensive income (loss) before reclassifications		9,439	(48,033)
Reclassifications out of accumulated other comprehensive income (loss)	[1]	(181)	(196)
Net change during the period		9,258	(48,229)
Balance at end of period		¥ 44,683	¥ 59,632

[1]	Reclassifications out of accumulated other comprehensive income (loss) were not significant.